FINANCIAL INSTRUMENTS - Contractual Principal Payments (Details) - Dec. 31, 2021 - Medium-term Notes $ in Thousands, $ in Millions	USD ($)	CAD ($)
Debt Instrument [Line Items]
2022	$ 494
2023	989
2024	989
2025	989
2026	6,427
Long-term debt	$ 9,888	$ 12.5